As filed with the Securities and Exchange Commission on January 25, 2000.

                                                              File No. 333-50465
                                                                       811-07622

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    Pre-Effective Amendment No.                          [ ]
                               -----
    Post-Effective Amendment No.  3                      [X]
                               -----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.  38                                        [X]
             -----

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO
                           (Exact Name of Registrant)

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                               (Name of Depositor)

                                 P. O. BOX 2999
                             HARTFORD, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                           Marta A. Czekajewski, Esq.
                                  HARTFORD LIFE
                                 P. O. BOX 2999
                             HARTFORD, CT 06104-2999
                     (Name and Address of Agent for Service)

 It is proposed that this filing will become effective:

          immediately upon filing pursuant to paragraph (b) of Rule 485
     ---
      X   on January 31, 2000 pursuant to paragraph (b) of Rule 485
     ---
          60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ---
          on __________, 2000 pursuant to paragraph (a)(1) of Rule 485
     ---
          this post-effective amendment designates a new effective date
     ---
          for a previously filed post-effective amendment.

PURSUANT TO RULE 24F-2(a)(1) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

                              CROSS REFERENCE SHEET
                             PURSUANT TO RULE 495(a)

             N-4 ITEM NO.                      PROSPECTUS HEADING
        ---------------------------------------------------------

      1.  Cover Page                           Hartford Life and Annuity
                                               Insurance Company - Putnam
                                               Capital Manager Trust Separate
                                               Account Two

      2.  Definitions                          Glossary of Special Terms

      3.  Synopsis or Highlights               Summary

      4.  Condensed Financial                  Yield Information
          Information

      5.  General Description of               Hartford Life and Annuity
          Registrant                           Insurance Company, The Separate
                                               Account, The Fixed Accounts, and
                                               The Funds

      6.  Deductions                           Contract Charges

      7.  General Description of               The Contract, The Separate
          Annuity Contracts                    Account, The Fixed Accounts, and
                                               Surrenders

      8.  Annuity Period                       Settlement Provisions

      9.  Death Benefit                        Death Benefits

      10. Purchases and Contract Value         The Contract, and
                                               Contract Value

      11. Redemptions                          Surrenders

      12. Taxes                                Federal Tax Considerations

      13. Legal Proceedings                    Legal Matters and Experts

      14. Table of Contents of the             Table of Contents to
          Statement of Additional              Statement of Additional
          Information                          Information

      15. Cover Page                           Part B; Statement of Additional

                                               Information

      16. Table of Contents                    Table of Contents

      17. General Information and History      Summary

      18. Services                             None

      19. Purchase of Securities               Distribution of Contracts
          being Offered

      20. Underwriters                         Distribution of Contracts

      21. Calculation of Performance Data      Calculation of Yield and Return

      22. Annuity Payments                     Settlement Provisions

      23. Financial Statements                 Financial Statements

      24. Financial Statements and             Financial Statements and
          Exhibits                             Exhibits

      25. Directors and Officers of the        Directors and Officers of the
          Depositor                            Depositor

      26. Persons Controlled by or Under       Persons Controlled by or Under
          Common Control with the              Common Control with the
          Depositor or Registrant              Depositor or Registrant

      27. Number of Contract Owners            Number of Contract Owners

      28. Indemnification                      Indemnification

      29. Principal Underwriters               Principal Underwriters

      30. Location of Accounts and             Location of Accounts and Records
                                               Records

      31. Management Services                  Management Services

      32. Undertakings                         Undertakings

                                 PARTS A AND B
The Prospectus and Statement of Additional Information are incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 3, by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-50465), as filed on September 23, 1999 and declared effective on October 1, 1999.

A Supplement to the Prospectus, dated January 31, 2000 is included in Part A of this Post-Effective Amendment.

                         PUTNAM HARTFORD CAPITAL ACCESS
                                VARIABLE ANNUITY
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

    SUPPLEMENT DATED JANUARY 31, 2000 TO THE PROSPECTUS DATED OCTOBER 1, 1999

The following Sub-Accounts and underlying Funds will be added in alphabetical order to the cover page of the prospectus:

- PUTNAM AMERICAN GOVERNMENT INCOME SUB-ACCOUNT which purchases Class IB shares of the Putnam VT American Government Income Fund of Putnam Variable Trust

- PUTNAM GROWTH OPPORTUNITIES SUB-ACCOUNT which purchases Class IB shares of the Putnam VT Growth Opportunities Fund of Putnam Variable Trust

The following will be the Annual Fund Operating Expenses table along with corresponding footnotes:


                                         ANNUAL FUND OPERATING EXPENSES
                                    (As a percentage of average net assets)

-------------------------------------------------------------------------------------------------------------------------
                                                                                                           TOTAL FUND
                                                              MANAGEMENT                                    OPERATING
                                                            FEES INCLUDING                                  EXPENSES
                                                                WAIVERS       12b-1 FEES      OTHER         INCLUDING
                                                                                             EXPENSES      WAIVERS (1)
-------------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund (2)                    0.41%          0.15%         0.49%           1.05%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund                               0.80%          0.15%         0.32%           1.27%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund                                0.67%          0.15%         0.11%           0.93%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund                           0.65%          0.15%         0.13%           0.93%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund                                     0.60%          0.15%         0.12%           0.87%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund                                 0.46%          0.15%         0.04%           0.65%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund                              0.70%          0.15%         0.20%           1.05%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund (1)(2)                            0.56%          0.15%         0.34%           1.05%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund                                        0.64%          0.15%         0.07%           0.86%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund                                            0.60%          0.15%         0.07%           0.82%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund                              0.80%          0.15%         0.27%           1.22%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund                   0.80%          0.15%         0.19%           1.14%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund (2)               0.92%          0.15%         0.68%           1.75%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund (2)                                     0.52%          0.15%         0.33%           1.00%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund                                      0.45%          0.15%         0.08%           0.68%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund                                 0.56%          0.15%         0.05%           0.76%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund                                         0.70%          0.15%         0.11%           0.96%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund (2)                         0.56%          0.15%         0.34%           1.05%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund (1)(2)                                   0.37%          0.15%         0.48%           1.00%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund (1)                               0.80%          0.15%         0.59%           1.54%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston (2)                   0.49%          0.15%         0.36%           1.00%
-------------------------------------------------------------------------------------------------------------------------

Putnam VT Utilities Growth and Income Fund                       0.65%          0.15%         0.07%           0.87%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund                                             0.65%          0.15%         0.12%           0.92%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                                           0.54%          0.15%         0.04%           0.73%
-------------------------------------------------------------------------------------------------------------------------

(1) Expenses shown are based on estimated expenses for the first fiscal year. The Class IB 12b-1 plans provide for payments by each Fund to Putnam Mutual Funds at the annual rate of up to 0.35%. The Trustees currently limit 12b-1 payments on Class IB shares to 0.15% of average net assets.

(2) The Management Fees and Other Expenses shown in the table above reflect an expense limitation. In the absence of an expense limitation, Management Fees, Other Expenses, and Total Fund Operating Expenses would have been:

-------------------------------------------------------------------------------------------------------------------------
                                                                                                  TOTAL FUND
                                                    MANAGEMENT FEES                               OPERATING
                                                       INCLUDING                                   EXPENSES
                                                        WAIVERS       12b-1 FEES     OTHER        INCLUDING
                                                                                    EXPENSES       WAIVERS
-------------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund                0.65%          0.15%        0.49%          1.29%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund                           0.70%          0.15%        0.34%          1.19%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund           1.20%          0.15%        0.68%          2.03%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund                                 0.65%          0.15%        0.33%          1.13%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund                     0.70%          0.15%        0.34%          1.19%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund                                  0.65%          0.15%        0.48%          1.28%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston               0.65%          0.15%        0.36%          1.16%
-------------------------------------------------------------------------------------------------------------------------

The following will be added to the end of the Example that illustrates situations where the Optional Death Benefit Rider is selected:

EXAMPLE
------------------------------------------------------------------------------------------------------------------------------------
            If you surrender your Contract at          If you annuitize your Contract at          If you do not surrender your
              the end of the applicable time             the end of the applicable time            Contract, you would pay the
           period you would pay the following          period you would pay the following         following expenses on a $1,000
            expenses on a $1,000 investment,            expenses on a $1,000 investment,         investment, assuming a 5% annual
            assuming a 5% annual return on               assuming a 5% annual return on                   return on assets:
                        assets:                                     assets:
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
              1 year   3 years   5 years     10          1 year   3 years   5 years      10      1 year   3 years   5 years    10
Sub-Account                                 years                                       years                                  years
------------------------------------------------------------------------------------------------------------------------------------
Putnam
  American      $28      $87        N/A      N/A           $28       $86       N/A        N/A      $28      $87        N/A      N/A
  Government
  Income
------------------------------------------------------------------------------------------------------------------------------------
Putnam Growth
  Opportunities
                $28      $87        N/A      N/A           $28       $86       N/A        N/A      $28      $87        N/A      N/A
------------------------------------------------------------------------------------------------------------------------------------

The following will be added to the end of the Example that illustrates situations where the Optional Death Benefit Rider is not selected:

EXAMPLE
------------------------------------------------------------------------------------------------------------------------------------
            If you surrender your Contract at          If you annuitize your Contract at          If you do not surrender your
              the end of the applicable time             the end of the applicable time            Contract, you would pay the
           period you would pay the following          period you would pay the following         following expenses on a $1,000
            expenses on a $1,000 investment,            expenses on a $1,000 investment,         investment, assuming a 5% annual
            assuming a 5% annual return on               assuming a 5% annual return on                   return on assets:
                        assets:                                     assets:
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
               1 year   3 years   5 years     10         1 year   3 years   5 years     10       1 year   3 years   5 years    10
Sub-Account                                  years                                     years                                  years
------------------------------------------------------------------------------------------------------------------------------------
Putnam
  American      $27       $82        N/A      N/A          $26      $81       N/A       N/A        $27       $82      N/A      N/A
  Government
  Income
------------------------------------------------------------------------------------------------------------------------------------
Putnam Growth
  Opportunities
                $27       $82        N/A      N/A          $26      $81       N/A       N/A        $27       $82      N/A      N/A
------------------------------------------------------------------------------------------------------------------------------------

The following will be added to the "General Contract Information" section, under "The Funds" in alphabetical order:

PUTNAM VT AMERICAN GOVERNMENT INCOME FUND - Seeks high current income with preservation of capital as its secondary objective.

PUTNAM VT GROWTH OPPORTUNITIES FUND - Seeks capital appreciation.

                                     PART C

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

    (a) All financial statements are included in Part A and Part B of the Registration Statement.

    (b) (1) Resolution of the board of directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

        (2) Not applicable.

        (3) (a) Principal Underwriter Agreement.(2)

        (3) (b) Form of Dealer Agreement.(2)

        (4) Form of Individual Flexible Premium Variable Annuity Contract.(1)

        (5) Form of Application.(1)

        (6) (a) Certificate of Incorporation of Hartford.(3)

        (6) (b) Bylaws of Hartford.(2)

        (7) Not applicable.

        (8) Not applicable.

        (9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

        (10) Consent of Arthur Andersen LLP, Independent Public Accountants.

--------

      (1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73572, dated May 1, 1995.

      (2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73572, dated May 1, 1996.

      (3) Incorporated by reference to the Initial Filing, to the Registration Satement File No. 333-45303, dated January 1, 1998.

        (11) No financial statements are omitted.

        (12) Not applicable.

        (13) Not applicable.

        (14) Not applicable.

        (15) Copy of Power of Attorney.

        (16) Organizational Chart.

Item 25.  Directors and Officers of the Depositor

--------------------------------------------------------------------------------
NAME,                                   POSITION WITH HARTFORD
--------------------------------------------------------------------------------
Wendell J. Bossen                       Vice President
--------------------------------------------------------------------------------
Gregory A. Boyko                        Senior Vice President, Director*
--------------------------------------------------------------------------------
Peter W. Cummins                        Senior Vice President
--------------------------------------------------------------------------------
Timothy M. Fitch                        Vice President & Actuary
--------------------------------------------------------------------------------
Mary Jane B. Fortin                     Vice President & Chief Accounting
                                        Officer
--------------------------------------------------------------------------------
David T. Foy                            Senior Vice President & Treasurer
--------------------------------------------------------------------------------
Lynda Godkin                            Senior Vice President, General
                                        Counsel, and Corporate Secretary,
                                        Director*
--------------------------------------------------------------------------------
Lois W. Grady                           Senior Vice President
--------------------------------------------------------------------------------
Stephen T. Joyce                        Vice President
--------------------------------------------------------------------------------
Michael D. Keeler                       Vice President
--------------------------------------------------------------------------------
Robert A. Kerzner                       Senior Vice President
--------------------------------------------------------------------------------
Thomas M. Marra                         Executive Vice President, Director*
--------------------------------------------------------------------------------
Steven L. Matthiesen                    Vice President
--------------------------------------------------------------------------------
Craig R. Raymond                        Senior Vice President and Chief
                                        Actuary
--------------------------------------------------------------------------------
Lowndes A. Smith                        President and Chief Executive Officer,
                                        Director*
--------------------------------------------------------------------------------
David M. Znamierowski                   Senior Vice President, Director*
--------------------------------------------------------------------------------

*Denotes election to Board of Directors.

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

         Filed herewith as Exhibit 16.

Item 27. Number of Contract Owners

         As of November 30, 1999, there were 205,905 Contract Owners.

Item 28. Indemnification

         Under Section 33-772 of the Connecticut General Statutes, unless limited by its certificate of incorporation, the Registrant must indemnify a director who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which he was a party because he is or was a director of the corporation against reasonable expenses incurred by him in connection with the proceeding.

         The Registrant may indemnify an individual made a party to a proceeding because he is or was a director against liability incurred in the proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant, and, with respect to any criminal proceeding, had no reason to believe his conduct was unlawful. Conn. Gen. Stat.
         Section 33-771(a). Additionally, pursuant to Conn. Gen. Stat. Section 33-776, the Registrant may indemnify officers and employees or agents for liability incurred and for any expenses to which they become subject by reason of being or having been employees or officers of the Registrant. Connecticut law does not prescribe standards for the indemnification of officers, employees and agents and expressly states that their indemnification may be broader than the right of indemnification granted to directors.

         The foregoing statements are specifically made subject to the detailed provisions of Section 33-770 et seq.

         Notwithstanding the fact that Connecticut law obligates the Registrant to indemnify only a director that was successful on the merits in a suit, under Article VIII, Section 2 of the Registrant's bylaws, the Registrant must indemnify both directors and officers of the Registrant who are parties or threaten to be parties to a legal proceeding by reason of his being or having been a director or officer of the Registrant for any expenses if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Company, and with respect to criminal proceedings, had no reason to believe his conduct was unlawful. Unless otherwise mandated by a court, no indemnification shall be made if such officer or director is adjudged to be liable for negligence or misconduct in the performance of his duty to the Registrant.

         Additionally, the directors and officers of Hartford and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries. Such policy will reimburse the Registrant for any payments that it shall make to directors and officers pursuant to law and will, subject to certain exclusions contained in the policy, further pay any other costs, charges and expenses and settlements and judgments arising from any proceeding involving any director or officer of the Registrant in his past or present capacity as such, and for which he may be liable, except as to any liabilities arising from acts that are deemed to be uninsurable.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

     (a) HSD acts as principal underwriter for the following investment companies:

         Hartford Life Insurance Company - Separate Account One
         Hartford Life Insurance Company - Separate Account Two
         Hartford Life Insurance Company - Separate Account Two (DC Variable Account I)
         Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)
         Hartford Life Insurance Company - Separate Account Two (QP Variable Account)
         Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
         Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)
         Hartford Life Insurance Company - Putnam Capital Manager Trust Separate Account
         Hartford Life Insurance Company - Separate Account Three

         Hartford Life Insurance Company - Separate Account Five
         Hartford Life Insurance Company - Separate Account Seven
         Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Putnam Capital Manager
          Trust Separate Account Two
         Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six American Maturity Life Insurance Company - Separate Account AMLVA Royal Life Insurance Company - Separate Account One
         Royal Life Insurance Company - Separate Account Two
         Alpine Life Insurance Company - Separate Account One
         Alpine Life Insurance Company - Separate Account Two

     (b)   Directors and Officers of HSD

           Name and Principal        Positions and Offices
           Business Address          With Underwriter
           ----------------          -----------------

           Lowndes A. Smith          President and Chief Executive Officer,
                                     Director
           Thomas M. Marra           Executive Vice President, Director
           Robert A. Kerzner         Executive Vice President
           Peter W. Cummins          Senior Vice President
           Lynda Godkin              Senior Vice President, General Counsel and
                                     Corporate Secretary
           David T. Foy              Treasurer
           George R. Jay             Controller

         Unless otherwise indicated, the principal business address of each of the above individuals is P. O. Box 2999, Hartford, Connecticut 06104-2999.

Item 30. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32.   Undertakings

     (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

     (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

         The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES
                                   ----------

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly caused this Registration Statement to be signed on its behalf, in the City of Hartford, and State of Connecticut on this 25th day of January, 2000.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY-
PUTNAM CAPITAL MANAGER TRUST
SEPARATE ACCOUNT TWO
  (Registrant)

*By: Thomas M. Marra                              *By: /s/ Marta A. Czekajewski
     -----------------------------------------         ------------------------
     Thomas M. Marra, Executive Vice President         Marta A. Czekajewski
                                                       Attorney-In-Fact

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
     (Depositor)

*By: Thomas M. Marra
     ------------------------------------------
     Thomas M. Marra, Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Gregory A. Boyko, Senior Vice President,
  Director*
Lynda Godkin, Senior Vice President,             *By:  /s/ Marta A. Czekajewski
  General Counsel, and Corporate Secretary,            ------------------------
  Director*                                            Marta A. Czekajewski
Thomas M. Marra, Executive Vice                        Attorney-In-Fact
   President, Director*
Lowndes A. Smith, President and                  Dated: January 25, 2000
   Chief Operating Officer, Director *
David M. Znamierowski, Senior Vice President,
   Director*

                                  EXHIBIT INDEX

(9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

(10)     Consent of Arthur Andersen LLP, Independent Public Accountants.

(15)     Copy of Power of Attorney.

(16)     Organizational Chart.